Convertible notes - Rights Offering (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 06, 2025	Aug. 31, 2025	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Convertible notes
Settlement of related party loans	$ 1,408
Loss (gain) on revaluation of convertible notes			$ (1,051) [1]	$ 508 [1]	$ (22,036)	[2]	$ 5,939	[2]
Reclassification of changes in fair value attributable to changes in credit risk upon settlement					347
Related party
Convertible notes
Loss (gain) on revaluation of convertible notes			$ (989)	$ (478)	20,729		(5,587)
Convertible notes
Convertible notes
Converted shares issued		14,955,023
Discount rate		25.00%
Settlement of related party loans		$ 17,800
Loss (gain) on revaluation of convertible notes					22,036		$ (5,939)
Reclassification of changes in fair value attributable to changes in credit risk upon settlement					$ 347
Convertible notes | Related party
Convertible notes
Converted shares issued		14,068,229
Settlement of related party loans		$ 16,744

[1]	Of the loss (gain) on the revaluation of convertible notes for the three month and six month periods ended June 30, 2025, ($989) and $478 is attributable to related parties, respectively.
[2]	Of the Loss (gain) on the revaluation of convertible notes for the year ended December 31, 2025 and 2024, ($20,729) and $5,587 is attributable to related parties, respectively.